                                                      Registration No. 333-74582
                                                              File No. 811-10589

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]

         Pre-Effective Amendment No. __                                    [ ]

         Post-Effective Amendment No.1                                     [X]

                                                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                [X]

         Amendment No. 1                                                   [X]

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                          OPPENHEIMER REAL ESTATE FUND
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               (Exact Name of Registrant as Specified in Charter)

                6803 South Tucson Way, Englewood, Colorado 80112
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               (Address of Principal Executive Offices) (Zip Code)

                                 (732) 839-3196
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              (Registrant's Telephone Number, including Area Code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
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                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ]  Immediately upon filing pursuant to paragraph (b)
[   ]  On _______________ pursuant to paragraph (b)
[ X ]  60 days after filing pursuant to paragraph (a)(1)
[   ]  On _______________ pursuant to paragraph (a)(1)
[   ]  75 days after filing pursuant to paragraph (a)(2)
[   ]  On _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[   ]  This  post-effective amendment designates  a  new  effective  date  for a previously filed post-effective amendment.

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